Document and Entity Information	Dec. 26, 2024
Cover [Abstract]
Entity Registrant Name	Ryerson Holding Corp
Amendment Flag	true
Entity Central Index Key	0001481582
Document Type	8-K/A
Document Period End Date	Dec. 26, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34735
Entity Tax Identification Number	26-1251524
Entity Address, Address Line One	227 W. Monroe St.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 27, 2024, Ryerson Holding Corporation (the “Company”) filed a Current Report on Form 8-K (the “Prior Report”) with the Securities and Exchange Commission to report that the Board of Directors of the Company amended and restated the Company’s bylaws (as amended and restated, the “A&R Bylaws”) on December 26, 2024. This Amendment No. 1 on Form 8-K/A is being filed because an incorrect version of the A&R Bylaws was inadvertently filed with the Prior Report. Filed with this Amendment No. 1 on Form 8-K/A is the correct version of the A&R Bylaws. This Form 8-K/A does not otherwise modify or update any disclosure contained in the Prior Report.